Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 16, 2024
Registrant Name	dei_EntityRegistrantName	John Hancock Exchange-Traded Fund Trust
CIK	dei_EntityCentralIndexKey	0001478482
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 17, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 17, 2024
Prospectus Date	rr_ProspectusDate	Apr. 17, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A